Employee Benefit Plans (Summary Of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options Outstanding, beginning balance	173,601	289,544	293,817
Options, Granted	13,953	15,475	16,876
Options, Exercised	(20,000)	(126,168)	(18,899)
Options, Forfeited	0	(5,250)	(2,250)
Options Outstanding, ending balance	167,554	173,601	289,544
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted-Average Exercise Price, Outstanding, beginning balance	$ 35.26	$ 34.38	$ 33.95
Weighted-Average Exercise Price, Granted	$ 44.43	$ 37.74	$ 35.39
Weighted-Average Exercise Price, Exercised	$ 29.19	$ 33.57	$ 28.78
Weighted-Average Exercise Price, Forfeited	$ 0.00	$ 34.56	$ 33.28
Weighted-Average Exercise Price, Outstanding, ending balance	$ 36.74	$ 35.26	$ 34.38
Options, Exercisable at end of year	89,750	76,832	183,584
Weighted-Average Exercise Price, Exercisable at end of year	$ 36.73	$ 37.97	$ 34.70
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Number of Shares	77,804	96,769	105,960	108,500
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	13,953	15,475	16,876
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares	32,918	23,166	18,166
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested Options Forfeited, Number of Shares	0	1,500	1,250
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value [Abstract]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Nonvested, Weighted Average Grant Date Fair Value	$ 36.76	$ 33.10	$ 33.81	$ 34.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 44.43	$ 37.74	$ 35.39
Weighted-Average Exercise Price, Vested during the year	$ 29.25	$ 39.64	$ 38.87
Weighted-Average Exercise Price, Forfeited during the year	$ 0.00	$ 30.38	$ 30.38